Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2014
Corporate [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Assets estimated service lives	25 years
Corporate [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Assets estimated service lives	3 years
Bow Office Building [Member]
Significant Accounting Policies [Line Items]
Assets estimated service lives	60 years